NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in liabilities arising from financing activities
Balance at the beginning	$ 296,918	$ 310,919
Interest expense	791	428
Additions	50,234	8,360
Conversion into ordinary shares	(329,539)
Payment- financing cash flows	(25,089)	(14,252)
Interest paid	(685)	(424)
Change in fair value	39,171	(7,195)
Exchange adjustment	(141)	(918)
Balance at the end	31,660	296,918
Financial instrument measured at FVTPL
Changes in liabilities arising from financing activities
Balance at the beginning	290,368	297,563
Conversion into ordinary shares	(329,539)
Change in fair value	39,171	(7,195)
Balance at the end		290,368
New bank loans and other borrowings
Changes in liabilities arising from financing activities
Balance at the beginning	4,313	10,468
Interest expense	708	295
Additions	50,234	7,897
Payment- financing cash flows	(24,069)	(13,316)
Interest paid	(602)	(290)
Exchange adjustment	(115)	(741)
Balance at the end	30,469	4,313
Lease liabilities
Changes in liabilities arising from financing activities
Balance at the beginning	2,237	2,888
Interest expense	83	133
Additions		463
Payment- financing cash flows	(1,020)	(936)
Interest paid	(83)	(134)
Exchange adjustment	(26)	(177)
Balance at the end	$ 1,191	$ 2,237